Operating profit	12 Months Ended
Dec. 31, 2024
Group income statement
Operating profit

3 Operating profit

Accounting policy

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

Advertising costs

Advertising costs are expensed as incurred.

Group financial statements continued

Notes to the Group accounts continued

3 Operating profit continued

	2024	2023	2022
	$ million	$ million	$ million
Revenue	5,810	5,549	5,215
Cost of goods sold[1]	(1,764)	(1,730)	(1,540)
Gross profit	4,046	3,819	3,675
Research and development expenses[2]	(289)	(339)	(345)
Selling, general and administrative expenses:[3,4,5,6]
Marketing, selling and distribution expenses	(2,276)	(2,218)	(2,066)
Administrative expenses	(824)	(837)	(814)
	(3,100)	(3,055)	(2,880)
Operating profit	657	425	450
1	2024 includes $6m charge relating to legal and other items, $20m charge relating to restructuring and rationalisation expenses and $13m charge relating to acquisition and disposal-related items (2023 includes $27m charge relating to legal and other items, $73m charge relating to restructuring and rationalisation expenses and $3m charge relating to acquisition and disposalrelated items, 2022: includes $4m charge relating to legal and other items, $20m charge relating to restructuring and rationalisation expenses and $5m charges relating to acquisition and disposal-related items).
2	2024 includes $1m charge relating to legal and other items (2023: $21m, 2022: $35m), $nil charge relating to acquisition and disposal-related items (2023: $1m, 2022: $5m) and $nil charge relating to restructuring and rationalisation expenses (2023: $18m, 2022: $5m).
3	2024 includes $58m of amortisation and impairment of software and other intangible assets (2023: $51m, 2022: $56m).
4	2024 includes $187m of amortisation and impairment of acquisition intangibles and $103m of restructuring and rationalisation expenses (2023 : $207m of amortisation and impairment of acquisition intangibles and $129m of restructuring and rationalisation expenses, 2022: $205m of amortisation and impairment of acquisition intangibles and $142m of restructuring and rationalisation expenses).
5	2024 includes $19m credit relating to legal and other items (2023: $10m charge, 2022: $36m charge).
6	2024 includes $81m charge relating to acquisition and disposal-related items (2023: $56m charge, 2022: $6m credit).

Note that items detailed in 1, 2, 4, 5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

Operating profit is stated after charging/(crediting) the following items:

	2024	2023	2022
	$ million	$ million	$ million
Other operating income	–	–	(7)
Amortisation of intangible assets	230	221	229
Impairment of intangible assets	16	37	39
Impairment of goodwill[1]	65	84	–
Impairment of property, plant and equipment	9	31	30
Fair value remeasurement of trade investments	–	4	–
Restructuring and rationalisation costs	123	220	167
Depreciation of property, plant and equipment[2]	325	306	319
Loss on disposal of property, plant and equipment and intangible assets	22	18	11
Advertising costs	84	88	92
1	The 2024 impairment of goodwill includes BHR's goodwill of $63m and 2023 includes impairment of Engage’s goodwill of $84m.
2	The 2024 depreciation charge includes $54m (2023: $54m, 2022: $56m) related to right-of-use assets.

In 2024, other operating income comprises insurance recoveries for ongoing metal-on-metal hip claims of $nil (2023: $nil, 2022: $7m). In 2024, $nil (2023: $nil, 2022: $7m) of other operating income was included with legal and other items, as explained in Note 2.6, and does not form part of trading profit, the segments’ profit measure.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2024	2023	2022
	Notes	$ million	$ million	$ million
Wages and salaries		1,663	1,683	1,565
Social security costs		244	242	215
Pension costs (including retirement healthcare)	18	95	95	88
Share-based payments	22	40	39	40
		2,042	2,059	1,908

During the year ended 31 December 2024, the average number of employees was 18,060 (2023: 19,081, 2022: 19,094).

3.2 Audit Fees – information about the nature and cost of services provided by the auditors

	2024	2023	2022
	$ million	$ million	$ million
Audit services:
Group accounts	7.1	7.9	7.2
Local statutory audit pursuant to legislation	2.0	2.1	2.2
Other services:
Audit-related services	0.4	0.3	0.4
Total auditor’s remuneration	9.5	10.3	9.8
Arising:
In the UK	7.0	6.0	5.3
Outside the UK	2.5	4.3	4.5
	9.5	10.3	9.8